Loan and Interest expense	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Loan and Interest expense

3. Loan and Interest expense

In March 2025, the   Company borrowed $ 3 million, with an annual interest rate of 12% and a term of two years. The repayment amount for each period is $125,000 with interest of $30,000, starting from April 2025.